Offerings	Jun. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2035
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.9989
Maximum Aggregate Offering Price	$ 899,010,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,638.43
Offering Note	This ''Calculation of Filing Fee Table'' shall be deemed to update the ''Calculation of Registration Fee'' table in Registration Statement No. 333-268084, which was filed by NiSource Inc. (the ''Registrant'') on November 1, 2022 (the ''Registration Statement''). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all the registration fees for the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9785
Maximum Aggregate Offering Price	$ 733,875,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,356.26
Offering Note	See Footnote 1.